Initial Public Offering (Details) - USD ($)		12 Months Ended
	Mar. 15, 2022	Dec. 31, 2023	Dec. 31, 2022
Initial Public Offering [Line Items]
Additional units		123,500
Generating gross proceeds (in Dollars)			$ 123,500,000
IPO [Member]
Initial Public Offering [Line Items]
Additional units	11,000,000	12,350,000
Generating gross proceeds (in Dollars)	$ 110,000,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Price per units (in Dollars per share)	$ 10
Additional units	1,350,000	1,650,000
Generating gross proceeds (in Dollars)	$ 13,500,000
Public warrants [Member] | IPO [Member]
Initial Public Offering [Line Items]
Number of shares issued		11,000,000
Warrant [Member]
Initial Public Offering [Line Items]
Number of shares issuable per warrant		1
Price per share (in Dollars per share)		$ 11.5
Warrant [Member] | IPO [Member]
Initial Public Offering [Line Items]
Price per units (in Dollars per share)		$ 10
Warrant [Member] | Class A Common Stock [Member]
Initial Public Offering [Line Items]
Number of shares issuable per warrant		1
Warrant [Member] | Class A Common Stock [Member] | IPO [Member]
Initial Public Offering [Line Items]
Price per share (in Dollars per share)		$ 11.5